Derivative financial instruments and market risks	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Derivative financial instruments and market risks	Derivative financial instruments and market risks
The table below shows the fair value of derivative instruments as of December 31, 2022, 2021 and 2020:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2022 (net)	Market value at December 31, 2021 (net)	Market value at December 31, 2020 (net)
Currency derivatives	—	206	206	—	(94)	(94)	112	222	(209)
operating	—	88	88	—	(66)	(66)	22	10	7
financial	—	118	118	—	(28)	(28)	90	212	(216)
Interest rate derivatives	—	—	—	(232)	—	(232)	(232)	7	20
Equity derivatives	—	—	—	—	—	—	—	(16)	(26)
Total	—	206	206	(232)	(94)	(326)	(120)	213	(215)
Objectives of the use of derivative financial instruments
Sanofi uses derivative instruments to manage operating exposure to movements in exchange rates, and financial exposure to movements in interest rates and exchange rates (where the debt or receivable is not contracted in the functional currency of the borrower or lender entity). On occasion, Sanofi uses equity derivatives in connection with the management of its portfolio of equity investments.
Sanofi performs periodic reviews of its transactions and contractual agreements in order to identify any embedded derivatives, which are accounted for separately from the host contract in accordance with IFRS 9. Sanofi had no material embedded derivatives as of December 31, 2022, 2021 or 2020.
Counterparty risk
For a description of counterparty risk, refer to “Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
a) Currency derivatives used to manage operating risk exposures
For a description of Sanofi's objectives, policies and procedures for the management of operating foreign exchange risk, refer to “Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
The table below shows operating currency hedging instruments in place as of December 31, 2022, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2022			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	5,403	49	—	—	—	5,403	49
of which US dollar	2,732	56	—	—	—	2,732	56
of which Chinese yuan renminbi	576	2	—	—	—	576	2
of which Japanese yen	240	(5)	—	—	—	240	(5)
of which Singapore dollar	180	1	—	—	—	180	1
of which Korean won	179	(14)	—	—	—	179	(14)
Forward currency purchases	3,459	(27)	—	—	—	3,459	(27)
of which US dollar	2,047	(21)	—	—	—	2,047	(21)
of which Singapore dollar	375	(7)	—	—	—	375	(7)
of which Chinese yuan renminbi	142	—	—	—	—	142	—
of which Korean won	130	4	—	—	—	130	4
of which Taiwan dollar	84	—	—	—	—	84	—
Total	8,862	22	—	—	—	8,862	22
The table below shows operating currency hedging instruments in place as of December 31, 2021, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2021			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,912	4	–	–	–	3,912	4
of which US dollar	1,392	5	–	–	–	1,392	5
of which Chinese yuan renminbi	665	(2)	–	–	–	665	(2)
of which Singapore dollar	355	(1)	–	–	–	355	(1)
of which Japanese yen	199	3	–	–	–	199	3
of which Taiwan dollar	122	(1)	–	–	–	122	(1)
Forward currency purchases	2,374	6	–	–	–	2,374	6
of which US dollar	833	(2)	–	–	–	833	(2)
of which Singapore dollar	696	7	–	–	–	696	7
of which Chinese yuan renminbi	255	—	–	–	–	255	—
of which Hungarian forint	77	—	–	–	–	77	—
of which Russian rouble	72	(1)	–	–	–	72	(1)
Total	6,286	10	–	–	–	6,286	10
The table below shows operating currency hedging instruments in place as of December 31, 2020, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2020			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,477	7	—	—	—	3,477	7
of which US dollar	1,367	10	—	—	—	1,367	10
of which Chinese yuan renminbi	521	2	—	—	—	521	2
of which Singapore dollar	287	(1)	—	—	—	287	(1)
of which Japanese yen	143	1	—	—	—	143	1
of which Mexican peso	121	—	—	—	—	121	—
Forward currency purchases	1,932	—	—	—	—	1,932	—
of which US dollar	580	(1)	—	—	—	580	(1)
of which Singapore dollar	571	(1)	—	—	—	571	(1)
of which Chinese yuan renminbi	286	1	—	—	—	286	1
of which Russian rouble	61	—	—	—	—	61	—
of which Japanese yen	55	—	—	—	—	55	—
Total	5,409	7	—	—	—	5,409	7
b) Currency and interest rate derivatives used to manage financial exposure
For a description of Sanofi's objectives, policies and procedures for the management of financial foreign exchange risk and interest rate risk, refer to “Item 11. — Quantitative and Qualitative Disclosures about Market Risk”.
The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2022				2021			2020
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	7,559		66		7,655	15		5,064	10
of which US dollar	6,114	(a)	59	2023	5,384	23	2022	3,721	20	2021
of which Pound sterling	384		7	2023	309	(2)	2022	257	(6)	2021
of which Chinese yuan renminbi	203		2	2023	70	(2)	2022	26	—	2021
Forward currency purchases	4,997		24		9,293	197		9,004	(226)
of which US dollar	2,011	(b) (c)	(4)	2023	4,816	128	2022	6,068	(200)	2021
of which Singapore dollar	2,154	(d)	22	2023	2,910	75	2022	2,250	(27)	2021
of which Japanese yen	205		4	2023	235	(2)	2022	68	—	2021
Total	12,556		90		16,948	212		14,068	(216)
(a) Includes forward sales with a notional amount of $3,615 million expiring in 2023, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2022, the fair value of these forward contracts represented an asset of €38 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(b) Includes forward purchases with a notional amount of $1,000 million expiring in 2023, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2022, the fair value of the contracts was an asset of €3 million, the opposite entry for €0.6 million of which was debited to “Other comprehensive income” under the cost of hedging accounting treatment.
(c) Includes receiver currency swaps with a notional amount of $1,000 million expiring in 2023, designated as a fair value hedge of the exposure of an equivalent amount of intragroup current accounts to fluctuations in the EUR/USD spot rate. As of December 31, 2022, the fair value of the swaps was a liability of €2 million, the opposite entry for €1.4 million of which was credited to “Other comprehensive income” under the cost of hedging accounting treatment.
(d) Includes forward purchases with a notional amount of SGD1,500 million expiring in 2023, designated as a fair value hedge of the exposure of an equivalent amount of intragroup current accounts to fluctuations in the EUR/SGD spot rate. As of December 31, 2022, the fair value of the contracts was an asset of €33 million, the opposite entry for €2.5 million of which was credited to “Other comprehensive income” under the cost of hedging accounting treatment.
The table below shows interest rate hedging instruments in place as of December 31, 2022:

	Notional amounts by expiry date as of December 31, 2022								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2023	2024	2025	2026	2027	2028 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay SOFR USD/receive 1.03%	—	—	—	—	—	467	467	(62)	467	(62)	—	—	—
pay SOFR USD/receive 1.32%	—	—	—	—	—	467	467	(56)	467	(56)	—	—	—
pay capitalized Ester/receive 0.69%	—	—	850	—	—	—	850	(43)	850	(43)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	—	650	650	(71)	650	(71)	—	—	—
Total	—	—	850	—	—	1,584	2,434	(232)	2,434	(232)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2021:

	Notional amounts by expiry date as of December 31, 2021								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2022	2023	2024	2025	2026	2027 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized EONIA/receive 0.06%	2,000	—	—	—	—	—	2,000	10	2,000	10	—	—	—
pay -0.57%/receive capitalized EONIA	600	—	—	—	—	—	600	1	—	—	600	1	—
pay SOFR USD/receive 1.03%	—	—	—	—	—	440	440	(5)	440	(5)	—	—	—
pay SOFR USD/receive 1.32%	—	—	—	—	—	440	440	3	440	3	—	—	—
receive capitalized EONIA/pay 1.48%(a)	42	57	—	—	—	—	99	(3)	99	(3)	—	—	—
Total	2,642	57	—	—	—	880	3,579	7	2,979	6	600	1	—
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows interest rate hedging instruments in place as of December 31, 2020:

	Notional amounts by expiry date as of December 31, 2020								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2021	2022	2023	2024	2025	2026 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized EONIA/receive 0.06%	—	2,000	—	—	—	—	2,000	23	2,000	23	—	—	—
pay -0.57%/receive capitalized EONIA	—	600	—	—	—	—	600	1	—	—	600	1	1
receive capitalized Eonia/pay 1.48%(a)	—	42	57	—	—	—	99	(4)	99	(4)	—	—	—
Total	—	2,642	57	—	—	—	2,699	20	2,099	19	600	1	1
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).
c) Actual or potential effects of netting arrangements
The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2022		2021		2020
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	206	(326)	298	(85)	82	(297)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	206	(326)	298	(85)	82	(297)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(160)	160	(67)	67	(81)	81
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	46	(166)	231	(18)	1	(216)